Statement of Additional Information (SAI) Supplement American Century Government Income Trust
Supplement dated September 9, 2024 ■ SAI dated August 1, 2024

The following entry is added to the Accounts Managed table on page 39 of the SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Stephen Bartolini[1]	Number of Accounts	6	0	0
	Assets	$29.4 billion[2]	N/A	N/A
1 Information provided as of September 3, 2024.
2 Includes $2.6 billion in Inflation-Adjusted Bond.

The following entry is added to the Ownership of Securities table on page 41 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Inflation-Adjusted Bond
Stephen Bartolini[1]	A
1 Information provided as of September 3, 2024.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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